Credit Facilities - Summary of Lease Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 3,637	$ 4,252
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	773
Later than 1 year and not later than 5 years
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	2,864
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Total lease liabilities	$ 0